Shares Issued and Outstanding (Detail) - Shares Issued and Outstanding [Member] - shares	Jun. 30, 2020	Dec. 31, 2019
Shares Issued and Outstanding, in million [Line Items]
Shares issued	2,066.8	2,066.8
Shares in treasury	9.9	0.7
of which [Abstract]
Buyback	9.9	0.7
Other	0	0
Shares outstanding	2,056.9	2,066.1